Significant Risks (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025	Dec. 31, 2025 USD ($)	Jun. 30, 2026 AED (د.إ)	Apr. 01, 2024 USD ($)	Apr. 01, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 SGD ($)
Deposits in bank	$ 12,185,940		$ 12,542,539
Allowance for credit losses	$ 12,148		$ 12,148
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentration risk, percentage	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration risk, percentage	15.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration risk, percentage	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration risk, percentage		10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration risk, percentage		12.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration risk, percentage	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration risk, percentage	14.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration risk, percentage			10.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | One Vendor [Member]
Concentration risk, percentage	10.00%	10.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Concentration risk, percentage	10.00%	18.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | No Vendor [Member]
Concentration risk, percentage	10.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Vendors [Member]
Concentration risk, percentage			10.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Concentration risk, percentage			16.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Concentration risk, percentage			10.00%
SINGAPORE
Maximum insured amount					$ 78,394	$ 100,000	$ 58,796	$ 75,000
Dubai [Member]
Maximum insured amount	$ 27,229			د.إ 100,000